GOVERNMENT FEES AND OTHER TAXES (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure of government fees and other taxes [Abstract]
Schedule of Government Fees and Other Taxes Consist

	Year ended March 31,
	2020	2019
Government fees	$210	$162
Other taxes	1,905	2,537
	$2,115	$2,699